Lease Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Reconciliation of Lease Right of Use Assets

A reconciliation of the changes in the carrying amount of lease ROU assets were as follows:

	Land and buildings	Equipment	Total lease ROU assets

Cost
December 31, 2023	$64	$30	$94
Additions	5	18	23
Disposals	(7)	(3)	(10)
Currency translation effects	(2)	(3)	(5)

December 31, 2024	$60	$42	$102

Accumulated depreciation
December 31, 2023	$(22)	$(10)	$(32)
Depreciation charge	(11)	(8)	(19)
Disposals	2	3	5
Currency translation effects	2	-	2

December 31, 2024	$(29)	$(15)	$(44)

Net book value – December 31, 2024	$31	$27	$58

	Land and buildings	Equipment	Total lease ROU assets

Cost
January 1, 2023	$69	$19	$88
Additions	16	17	33
Disposals	(11)	(6)	(17)
Lease remeasurement adjustment	(6)	-	(6)
Reclassified to assets held for sale	(5)	-	(5)
Currency translation effects	1	-	1

December 31, 2023	$64	$30	$94

Accumulated depreciation
January 1, 2023	$(20)	$(10)	$(30)
Depreciation charge	(12)	(5)	(17)
Disposals	8	5	13
Lease remeasurement adjustment	1	-	1
Reclassified to assets held for sale	1	-	1
Currency translation effects	-	-	-

December 31, 2023	$(22)	$(10)	$(32)

Net book value – December 31, 2023	$42	$20	$62